Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Current liabilities	$ 74,725	$ 76,191
Non-current liabilities	160,101	$ 178,376
Total jackpot liabilities	$ 234,826